SHARE-BASED COMPENSATION (Details 3) (Non-vested restricted stock units) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2012 Youku Tudou Plan USD ($)
Number of non-vested restricted stock units
Non-vested, beginning of period (in shares)			27,229,086
Granted (in shares)			22,340,016
Forfeited (in shares)			(9,081,702)
Vested (in shares)			(580,320)
Non-vested, end of period (in shares)			39,907,080
Weighted average grant-date fair value
Non-vested, beginning of period (in dollars per share)			$ 1.4258
Granted (in dollars per share)			$ 1.1603
Forfeited (in dollars per share)			$ 1.4587
Vested (in dollars per share)			$ 1.3448
Non-vested, end of period (in dollars per share)			$ 1.2708
Unrecognized share-based compensation cost
Unrecognized share based compensation expense	$ 46,191	287,776
Remaining vesting period	2 years 10 months 28 days	2 years 10 months 28 days